Document and Entity Information	Aug. 04, 2020
Cover [Abstract]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001401257
Document Type	8-K
Document Period End Date	Aug. 04, 2020
Entity Registrant Name	FORUM ENERGY TECHNOLOGIES, INC.
Entity File Number	001-35504
Entity Tax Identification Number	61-1488595
Entity Address, Address Line One	10344 Sam Houston Park Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77064
City Area Code	281
Local Phone Number	949-2500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	FET
Security Exchange Name	NYSE
Entity Emerging Growth Company	false